TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
TAXES PAYABLE
Schedule of taxes payable

	2019	2018
Payroll charges	75,385	58,907
ICMS (state VAT)	47,244	25,385
COFINS (tax on revenue)	6,654	2,162
IPI (federal VAT)	13,252	14,372
IVA (value-added tax) and others	290,453	250,719
	432,988	351,545